Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038

Janna Manes 212-806-6141 jmanes@stroock.com

February 18, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Dominic Minore, Esq.

Re:	Prospect Street® High Income Portfolio Inc. Registration Statement on Form N-2 (Registration Nos.: 333-84598; 811-05557)

Ladies and Gentlemen:

On behalf of the Fund transmitted for filing is Post-Effective Amendment No. 1 (the "Amendment") to the Registration Statement on Form N-2 under the Securities Act of 1933, as amended, and Post-Effective Amendment No. 35 to the Fund's Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended. The Amendment has been filed principally to update the financial statements of the Fund.

Please do not hesitate to contact the undersigned or Nicole Runyan of this office at 212.806. 6443 if you have any questions.

Very truly yours,

/s/  Janna Manes
Janna Manes